STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Provided By (Used In) Operating Activites
Net loss for the period	$ (148,121)	$ (97,694)	$ (411,321)	$ (118,417)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange loss (gain)	1,720	(2,050)	(4,791)	0
Stock issued for services			29,397	0
Warrants issued for services			66,721	0
Gain on debt forgiveness			0	(61,263)
Changes in operating assets and liabilities:
Prepaid expenses			(3,217)	0
Accounts payable and accrued liabilities	48,644	(13,476)	33,194	21,584
Due to related party	49,988	0	123,913	0
Accrued interest payable	13,434	8,769	19,788	9,134
Net cash used in Operating Activities	(34,335)	(104,451)	(146,316)	(148,962)
Financing Activities
Repayment of loans payable	(10,000)	(4,000)	(14,000)	0
Repayment of loans payable - related party			(5,000)	0
Proceeds from loans payable			0	17,484
Proceeds from loans payable - related party	45,000	102,606	172,400	136,829
Net cash provided by Financing Activities	35,000	98,606	153,400	154,313
Net Increase (Decrease) In Cash	665	(5,845)	7,084	5,351
Cash, beginning of year	12,456	5,372	5,372	21
Cash, end of year	13,121	(473)	12,456	5,372
Supplemental Disclosure Of Cash Flow Information
Cash paid during the period for Interest	0	0	0	0
Cash paid during the period for Income taxes	0	0	0	0
Non-cash Financing Activity
Expenses paid by related party on behalf of the Company	38,515	16,469	57,289	0
Common shares issued for debt settlements	$ 0	$ 53,213	53,213	0
Common shares issued for mineral property interest			$ 0	$ 230,180